UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: October 31st

Date of reporting period: October 31st, 2025

Item 1. Report to Stockholders.

(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Genter Dividend Income Fund
GDIIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Genter Dividend Income Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/gentercm/. You can also request this information by contacting us at 1-877-5GENTER.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Genter Dividend Income Fund (GDIIX)	$132	1.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended October 31, 2025, the Genter Dividend Income Fund returned 11.40% outperforming the S&P 500 Value Index which returned 9.35%. The Fund primarily invests in higher yielding US equity securities.  The fund also looks to purchase equity securities of companies that have a history of growing their dividends per share.
TOP PERFORMANCE CONTRIBUTORS
Stock Selection within Technology was the number one contributor to performance.  The fund owns shares in Corning Inc (+91%), which has benefited from the growth in AI datacenters.  Additionally, the fund’s holdings in Cisco Systems (+36%) and Microchip Technologies (+31%) contributed to the strong sector performance.
Stock Selection within Healthcare was the second-best contributor to performance.  The fund’s holdings in CVS Health Corp (+44%) and Gilead Sciences (+39%) materially outperformed the sector.
The third largest contributor to performance was Stock Selection within Energy.  The fund’s position in Enbridge (+21%) led to the outperformance.
TOP PERFORMANCE DETRACTORS
The top detractor to performance was the fund’s underweight to Technology.  Technology was the top performing sector within the index.  The strategy holds about half the position size compared to the S&P 500 Value Index.
The second detractor to performance was the strategy’s Stock Selection within Industrials.  United Parcel Service (-23%) and Lockheed Martin (-7%) both underperformed the sector that was up 12% during the quarter.
The third detractor to performance was the fund’s Stock Selection in Communication Services.  The fund’s holding in Comcast (-34%) underperformed the sector.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Genter Dividend Income Fund (GDIIX)	11.40%	14.76%	10.19%
S&P 500 Value Index	9.35%	16.06%	11.37%
MSCI US Investable Market High Dividend Yield (Gross) Index	8.92%	13.68%	10.24%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$39,342,603
Total number of portfolio holdings	34
Total advisory fees paid (net)	$90,178
Portfolio turnover rate as of the end of the reporting period	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Northern Trust Corp.	4.3%
Cisco Systems, Inc.	4.2%
JPMorgan Chase & Co.	4.2%
Enbridge, Inc.	4.0%
CVS Health Corp.	4.0%
Chevron Corp.	3.8%
Altria Group, Inc.	3.8%
M&T Bank Corp.	3.6%
Emerson Electric Co.	3.6%
Blackrock, Inc.	3.5%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://funddocs.filepoint.com/gentercm/. You can also request this information by contacting us at 1-877-5GENTER.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-877-5GENTER and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Genter Dividend Income Fund

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-877-5GENTER.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William H. Young is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Genter Dividend Income Fund	FYE 10/31/2025	FYE 10/31/2024
(a)	Audit Fees	$17,600	$17,200
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$2,900	$2,800
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Genter Dividend Income Fund	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

	Genter Dividend Income Fund	FYE 10/31/2025	FYE 10/31/2024
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Genter Dividend Income Fund

Ticker Symbol: (GDIIX)

ANNUAL FINANCIALS AND OTHER INFORMATION

October 31, 2025

Genter Dividend Income Fund

A series of Investment Managers Series Trust

Table of Contents

Item 7. Financial Statements and Financial Highlights
Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	7
Report of Independent Registered Public Accounting Firm	14
Supplemental Information	15

This report and the financial statements contained herein are provided for the general information of the shareholders of the Genter Dividend Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

https://funddocs.filepoint.com/gentercm/

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Genter Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2025

Number of Shares		Value
	COMMON STOCKS — 98.0%
	BASIC MATERIALS — 2.7%
4,310	Air Products and Chemicals, Inc.	$1,045,563

	COMMUNICATIONS — 12.7%
50,940	AT&T, Inc.	1,260,765
22,690	Cisco Systems, Inc.	1,658,866
34,700	Comcast Corp. - Class A	965,874
12,550	Corning, Inc.	1,117,954
		5,003,459
	CONSUMER, CYCLICAL — 3.3%
2,250	Home Depot, Inc.	854,078
14,000	LKQ Corp.	447,440
		1,301,518
	CONSUMER, NON-CYCLICAL — 27.4%
5,200	AbbVie, Inc.	1,133,808
26,190	Altria Group, Inc.	1,476,592
16,500	Bristol-Myers Squibb Co.	760,155
19,900	CVS Health Corp.	1,555,185
9,890	Gilead Sciences, Inc.	1,184,723
6,089	Johnson & Johnson	1,150,030
39,000	Kenvue, Inc.	560,430
9,300	Medtronic PLC[1]	843,510
12,150	Merck & Co., Inc.	1,044,657
7,200	PepsiCo, Inc.	1,051,848
		10,760,938
	ENERGY — 13.0%
9,405	Chevron Corp.	1,483,357
46,380	Coterra Energy, Inc.	1,097,351
34,200	Enbridge, Inc.[1]	1,594,404
7,050	Phillips 66	959,787
		5,134,899
	FINANCIAL — 18.9%
1,280	Blackrock, Inc.	1,385,997
5,900	Capital One Financial Corp.	1,297,941
5,275	JPMorgan Chase & Co.	1,641,158
7,755	M&T Bank Corp.	1,425,912
13,010	Northern Trust Corp.	1,673,996
		7,425,004
	INDUSTRIAL — 11.3%
8,100	CRH PLC[1]	964,710
10,100	Emerson Electric Co.	1,409,657
1

Genter Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
2,055	Lockheed Martin Corp.	$1,010,813
11,000	United Parcel Service, Inc. - Class B	1,060,620
		4,445,800
	TECHNOLOGY — 2.5%
16,010	Microchip Technology, Inc.	999,344

	UTILITIES — 6.2%
16,350	Evergy, Inc.	1,255,843
13,040	Sempra	1,198,898
		2,454,741
	TOTAL COMMON STOCKS
	(Cost $26,065,871)	38,571,266

	SHORT-TERM INVESTMENTS — 1.9%
740,383	Fidelity Investments Money Market Treasury Portfolio - Institutional, 3.893%[2]	740,383
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $740,383)	740,383

	TOTAL INVESTMENTS — 99.9%
	(Cost $26,806,254)	39,311,649
	Other Assets in Excess of Liabilities — 0.1%	30,954
	TOTAL NET ASSETS — 100.0%	$39,342,603

PLC – Public Limited Company

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

2

Genter Dividend Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of October 31, 2025

Assets:
Investments, at value (cost $26,806,254)	$39,311,649
Receivables:
Fund shares sold	73,143
Dividends and interest	45,334
Prepaid expenses	17,125
Total Assets	39,447,251

Liabilities:
Payables:
Fund shares redeemed	3,331
Advisory fees	7,268
Distribution fees (Note 7)	8,298
Fund accounting and administration fees	11,138
Transfer agent fees and expenses	4,684
Custody fees	5,331
Trustees' deferred compensation (Note 3)	23,782
Auditing fees	20,500
Chief Compliance Officer fees	5,660
Trustees' fees and expenses	2,058
Accrued other expenses	12,598
Total Liabilities	104,648
Commitments and contingencies (Note 3)
Net Assets	$39,342,603

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$25,779,676
Total distributable earnings (accumulated deficit)	13,562,927
Net Assets	$39,342,603

Shares of beneficial interest issued and outstanding	1,721,478
Net asset value per share	$22.85

See Accompanying Notes to Financial Statements.

3

Genter Dividend Income Fund

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2025

Investment income:
Dividends (net of foreign withholdings taxes of $13,462)	$1,181,031
Interest	25,511
Total investment income	1,206,542

Expenses:
Advisory fees	320,703
Distribution fees (Note 7)	89,088
Fund accounting and administration fees	83,257
Transfer agent fees and expenses	30,954
Custody fees	12,057
Registration fees	31,904
Legal fees	26,711
Auditing fees	20,504
Trustees' fees and expenses	18,157
Chief Compliance Officer fees	17,843
Shareholder reporting fees	12,771
Miscellaneous	6,455
Insurance fees	5,563
Total expenses	675,967
Advisory fees waived	(194,906)
Advisory fees waived voluntary waiver	(35,619)
Net expenses	445,442
Net investment income (loss)	761,100

Realized and Unrealized Gain:
Net realized gain (loss) on investments	1,077,416
Net change in unrealized appreciation/depreciation on investments	2,053,008
Net realized and unrealized gain (loss)	3,130,424

Net Increase (Decrease) in Net Assets from Operations	$3,891,524

See Accompanying Notes to Financial Statements.

4

Genter Dividend Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$761,100	$746,934
Net realized gain (loss) on investments	1,077,416	2,202,332
Net change in unrealized appreciation/depreciation on investments	2,053,008	5,448,771
Net increase in net assets resulting from operations	3,891,524	8,398,037

Distributions to Shareholders:
From distributable earnings	(3,004,342)	(832,639)
Total distributions to shareholders	(3,004,342)	(832,639)

Capital Transactions:
Net proceeds from shares sold	10,067,415	5,937,449
Reinvestment of distributions	2,523,538	697,572
Cost of shares redeemed[1]	(8,070,589)	(9,310,245)
Net increase (decrease) in net assets from capital transactions	4,520,364	(2,675,224)

Total increase in net assets	5,407,546	4,890,174

Net Assets:
Beginning of period	33,935,057	29,044,883
End of period	$39,342,603	$33,935,057

Capital Share Transactions:
Shares sold	461,122	293,028
Shares reinvested	121,117	35,159
Shares redeemed	(369,482)	(465,658)
Net increase (decrease) in capital share transactions	212,757	(137,471)

[1]	Net of redemption fee proceeds of $3 and $9, respectively.

See Accompanying Notes to Financial Statements.

5

Genter Dividend Income Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.49	$17.64	$19.29	$20.05	$14.55
Income from Investment Operations:
Net investment income (loss)[1]	0.47	0.49	0.45	0.43	0.38
Net realized and unrealized gain (loss)	1.86	4.90	(1.06)	(0.35)	5.49
Total from investment operations	2.33	5.39	(0.61)	0.08	5.87

Less Distributions:
From net investment income	(0.49)	(0.49)	(0.48)	(0.41)	(0.37)
From net realized gain	(1.48)	(0.05)	(0.56)	(0.43)	-
Total distributions	(1.97)	(0.54)	(1.04)	(0.84)	(0.37)

Redemption fee proceeds[1]	- [2]	- [2]	-	-	-
Net asset value, end of period	$22.85	$22.49	$17.64	$19.29	$20.05

Total return[3]
	11.40%	31.00%	(3.41)%	0.36%	40.72%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$39,343	$33,935	$29,045	$30,354	$27,558

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.90%	1.89%	1.86%	1.84%	1.93%
After fees waived and expenses absorbed	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.49%	1.77%	1.80%	1.61%	1.36%
After fees waived and expenses absorbed	2.14%	2.41%	2.41%	2.20%	2.04%

Portfolio turnover rate	50%	41%	49%	43%	25%

[1]	Based on average shares outstanding.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Accompanying Notes to Financial Statements.

6

Genter Dividend Income Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2025

Note 1 – Organization

Genter Dividend Income Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 16, 2022, the Fund was known as RNC Genter Dividend Income Fund. The Fund’s primary investment objective is to provide long-term capital appreciation and current income. The Fund commenced investment operations on December 31, 2008.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. The management of the Fund’s Advisor is deemed to be the Chief Operating Decision Maker (“CODM”) with respect to the Fund’s investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Investments in an open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

7

Genter Dividend Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2025

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of October 31, 2025 and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Illiquid Securities.

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

8

Genter Dividend Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2025

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with RNC Capital Management LLC, a California limited liability company doing business as Genter Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets. The Advisor has voluntarily agreed to reduce its management fee from 0.90% to 0.80% of the Fund's average daily assets until further notice. The Advisor may terminate this voluntary waiver at any time. The Advisor will not seek recoupment of any advisory fees it waives pursuant to this voluntary waiver. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and acquisition or extraordinary expenses such as litigation expenses) do not exceed 1.25% of the Fund’s average daily net assets. This agreement is in effect until February 29, 2028, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the year ended October 31, 2025, the Advisor waived advisory fees of $230,525 ($35,619 were voluntarily waived). The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor will not seek recoupment of any advisory fees it waives pursuant to the voluntary advisory fees waiver discussed above. At October 31, 2025, the amount of these potentially recoverable expenses was $516,388. The Advisor may recapture all or a portion of this amount no later than October 31, of the years stated below:

2026	$154,756
2027	166,726
2028	194,906
Total	$516,388

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended October 31, 2025 are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

9

Genter Dividend Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2025

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the year ended October 31, 2025, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund's Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund's liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the year ended October 31, 2025, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At October 31, 2025, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$26,821,790

Gross unrealized appreciation	$12,756,094
Gross unrealized depreciation	(266,235)
Net unrealized appreciation	$12,489,859

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or asset value per share. For the year ended October 31, 2025, there was no reclassification between financial and tax reporting.

As of October 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$29,249
Undistributed long-term capital gains	1,067,601
Accumulated earnings	1,096,850

Accumulated capital and other losses	-
Unrealized appreciation on investments	12,489,859
Unrealized deferred compensation	(23,782)
Total accumulated earnings	$13,562,927

10

Genter Dividend Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2025

The tax character of distributions paid during the fiscal years ended October 31, 2025 and October 31, 2024 were as follows:

Distribution paid from:	2025	2024
Ordinary income	$946,528	$753,612
Net long-term capital gains	2,057,814	79,027
Total taxable distributions	$3,004,342	$832,639

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the year ended October 31, 2025 and the year ended October 31, 2024, the Fund received $3 and $9, respectively, in redemption fees.

Note 6 – Investment Transactions

For the year ended October 31, 2025, purchases and sales of investments, excluding short-term investments, were $19,997,819 and $17,522,847, respectively.

Note 7 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to IMST Distributors, LLC.

For the year ended October 31, 2025, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
11

Genter Dividend Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2025

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$38,571,266	$-	$-	$38,571,266
Short-Term Investments	740,383	-	-	740,383
Total Investments	$39,311,649	$-	$-	$39,311,649

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

12

Genter Dividend Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2025

Note 11 – New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Updated 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Funds have adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

The Fund declared the payment of a distribution paid on December 18, 2025 to shareholders of record on December 17, 2025 as follows:

Long Term Capital Gain	Short Term Capital Gain	Income
$0.62340	$0.00000	$0.04352

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the Genter Dividend Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Genter Dividend Income Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

December 30, 2025

14

Genter Dividend Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information

Long-Term Capital Gain Designation

For the year ended October 31, 2025, the Fund designates $2,057,814 as a 20% rate gain distribution for purposes of the dividends paid deduction.

Corporate Dividends Received Deduction

For the year ended October 31, 2025, 100% of the dividends from net investment income, including short-term capital gains (if any), from the Fund, qualifies for the dividends received deduction available to corporate shareholders.

Qualified Dividend Income

For the year ended October 31, 2025, 100% of the dividends paid from net investment income, including short-term capital gains (if any), from the Fund, is designated as qualified dividend income.

Shareholder Meeting Results

Shareholders were asked to participate in a special meeting of shareholders on September 12, 2025 (the “Shareholder Meeting”) for the purpose of electing trustees. Each Nominee was approved by the affirmative vote of a plurality of the shares voting at the Shareholder Meeting. The final results of the Shareholder Meeting are reported in the following table.

Proposal: To elect the following as Trustees of the Trust:

	Voted For		Total Shares Outstanding	Voted Withheld		Total Shares Outstanding
Trustee Nominee Name	Shares	%	%	Shares	%	%
Ashley Toomey Rabun	827,129,737.221	93.884%	64.642%	53,885,229.201	6.116%	4.211%
William H. Young	829,469,192.220	94.150%	64.825%	51,545,774.202	5.850%	4.028%
James E. Ross	872,416,952.851	99.025%	68.182%	8,598,013.571	0.975%	0.671%
Jill I. Mavro	872,376,298.228	99.020%	68.178%	8,638,668.194	0.980%	0.675%
Maureen Quill	873,652,842.444	99.165%	68.278%	7,362,123.978	0.835%	0.575%

Note: Record date Shares 1,279,552,379.149

Shares voted: 881,014,966.422

% Total Shares Voted: 68.853%

15

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy Disclosures for Open-End Management Investment Companies are included in Item 7, as part of the financial statements.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Insert 15c report, if applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith

(a)	(4) Not Applicable

(a)	(5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	1/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	1/8/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	1/8/2026